NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
NATURE OF BUSINESS [Abstract]
Current Fleet
The Company’s fleet consists of six PSVs in operation, and four to be delivered in 2015.

Vessel Name	Yard	Year Built	Delivered to NAO (Expected delivery to NAO)
NAO Fighter	Ulstein	2012	January 2014
Blue Prosper*	Ulstein	2012	January 2014
Blue Power*	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2014	January 2015
Blue Viking*	Ulstein	2014	January 2015
NAO Horizon	Vard		Third quarter 2015
NAO Galaxy	Vard		Third quarter 2015